BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—97.7%
Bermuda—1.3%
Axis Capital Holdings Ltd.	20,514	$770,096
Everest Re Group Ltd.	7,088	1,406,330
		2,176,426
Canada—1.4%
Barrick Gold Corp.	38,927	936,103
Nutrien Ltd.	18,066	614,244
Yamana Gold, Inc.	149,420	800,891
		2,351,238
Denmark—0.5%
FLSmidth & Co., A/S	29,057	795,707
France—9.4%
Accor SA	28,856	815,756
AXA SA	45,896	842,142
Capgemini SA	33,701	3,481,132
Cie Generale des Etablissements Michelin SCA	12,954	1,311,085
Eiffage SA	23,288	2,125,853
Peugeot SA	94,994	1,363,678
Sanofi	27,294	2,669,758
TOTAL SA	55,730	2,113,327
Vinci SA	11,009	1,027,087
		15,749,818
Germany—5.2%
Bayer AG, Registered Shares	16,883	1,154,116
Brenntag AG	41,397	2,202,463
HeidelbergCement AG	14,333	716,954
Rheinmetall AG	20,416	1,662,789
SAP SE	6,142	783,856
Siemens AG	20,733	2,285,912
		8,806,090
Greece—0.5%
Hellenic Telecommunications Organization SA	64,555	903,832
Ireland—1.7%
CRH PLC	87,551	2,854,434
Italy—0.7%
Leonardo SpA	199,859	1,254,683
Japan—7.6%
Fuji Corp.	51,400	953,893
Hitachi Construction Machinery Co., Ltd.	21,400	564,510
Hitachi Ltd.	51,400	1,660,180
KDDI Corp.	64,700	1,888,541
Kurita Water Industries Ltd.	29,800	825,095
Persol Holdings Co., Ltd.	76,500	1,011,012
Sony Corp.	54,400	3,523,263
Sumitomo Mitsui Financial Group, Inc.	29,000	841,647
Taiyo Yuden Co., Ltd.	31,800	890,309
Zenkoku Hosho Co., Ltd.	17,600	679,900
		12,838,350
Macao—0.3%
Wynn Macau Ltd.	254,800	436,418
Netherlands—2.4%
Koninklijke Ahold NV	45,065	1,142,575
NXP Semiconductors NV	14,005	1,345,880
Royal Dutch Shell PLC, Class A	97,479	1,542,896
		4,031,351
Singapore—1.4%
DBS Group Holdings Ltd.	87,400	1,209,134
United Overseas Bank Ltd.	84,300	1,167,596
		2,376,730
South Korea—1.8%
KB Financial Group, Inc.	31,176	850,828
KT Corp. - SP ADR	158,973	1,548,397
SK Hynix, Inc.	9,767	647,675
		3,046,900
Sweden—2.0%
Husqvarna AB, Class B	241,805	1,793,165
Sandvik AB	74,087	1,238,555
Volvo AB, Class B	23,321	332,776
		3,364,496
Switzerland—4.2%
Glencore PLC	502,139	948,313
Novartis AG	32,807	2,856,045
Roche Holding AG	3,810	1,322,534
STMicroelectronics NV	33,505	832,095
UBS Group AG	100,697	1,078,024
		7,037,011
United Kingdom—6.6%
BAE Systems PLC	216,690	1,337,368
BP PLC	276,893	1,058,818
Direct Line Insurance Group PLC	517,357	1,694,682
Ferguson PLC	12,162	959,190
Inchcape PLC	95,423	593,259
Persimmon PLC	45,254	1,290,818
Redrow PLC	170,814	994,066
Smith & Nephew PLC	53,958	1,100,821
Tesco PLC	707,464	2,008,841
		11,037,863
United States—50.7%
Allstate Corp., (The)	28,435	2,781,227
American Express Co.(a)	20,453	1,944,467
Anthem, Inc.	9,172	2,697,577
Applied Materials, Inc.	26,697	1,499,837
AutoZone, Inc.*(a)	1,598	1,834,280
Bank of America Corp.	42,067	1,014,656
Berkshire Hathaway, Inc., Class B*	11,293	2,095,755
Cigna Corp.	18,388	3,628,320
Cisco Systems, Inc.	17,450	834,459
Citigroup, Inc.	30,127	1,443,385
Comcast Corp., Class A	40,683	1,611,047
Corteva, Inc.	105,125	2,870,964
CVS Health Corp.	46,329	3,037,793
Diamondback Energy, Inc.(a)	14,696	625,756
Dick's Sporting Goods, Inc.*	16,279	587,021
DuPont de Nemours, Inc.(a)	62,202	3,155,507
Eaton Corp. PLC	24,458	2,076,484
Goldman Sachs Group Inc., (The)	10,922	2,146,064
Graphic Packaging Holding Co.	74,850	1,083,079
Honeywell International, Inc.	9,338	1,361,947
Huntington Bancshares Inc.(a)	151,858	1,350,018
ITT, Inc.	26,976	1,556,515
JPMorgan Chase & Co.	11,671	1,135,705
Kansas City Southern	5,541	834,031
KeyCorp	113,985	1,350,722
Laboratory Corp. of America Holdings*	13,128	2,301,601
Lowe's Cos., Inc.	16,873	2,199,396
MasTec, Inc.*	29,189	1,142,749
McKesson Corp.	7,075	1,122,590
Medtronic PLC	20,284	1,999,597
Merck & Co, Inc.	32,493	2,622,835
Micron Technology, Inc.*	36,972	1,771,329
Mosaic Co., (The)	90,637	1,095,801
Newmont Goldcorp Corp.	12,904	754,497
Nexstar Media Group, Inc., Class A(a)	14,227	1,185,251
NVR, Inc.*(a)	363	1,169,444
Oracle Corp.	27,819	1,495,828
Owens Corning	46,550	2,443,875
Pfizer, Inc.	80,772	3,084,683
PPG Industries, Inc.	9,451	960,883
Raytheon Technologies Corp.	12,614	813,855
Science Applications International Corp.	27,868	2,453,499
SYNNEX Corp.*	12,728	1,357,441
TE Connectivity Ltd.	20,385	1,656,281
Textron, Inc.	32,670	1,011,790
Tyson Foods, Inc., Class A	24,974	1,534,403
United Rentals, Inc.*(a)	4,011	557,088
Valvoline, Inc.	32,181	590,521
Vistra Energy Corp.	147,620	3,017,353
VMware, Inc., Class A*(a)	4,210	657,897
Wyndham Hotels & Resorts, Inc.	9,442	433,671
Zimmer Biomet Holdings, Inc.	11,147	1,408,312
		85,399,086
TOTAL COMMON STOCKS
(Cost $152,373,069)		164,460,433
PREFERRED STOCKS—0.9%
Brazil—0.4%
Petroleo Brasileiro SA 4.162%	163,000	608,161
South Korea—0.5%
Samsung Electronics Co., Ltd. 3.269%	25,900	901,742
TOTAL PREFERRED STOCKS
(Cost $1,419,790)		1,509,903
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—3.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.33%(b)	5,322,545	5,322,545
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $5,322,545)		5,322,545
SHORT-TERM INVESTMENTS—1.8%
U.S. Bank Money Market Deposit Account, 0.13%(b)	2,993,669	2,993,669
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,993,669)		2,993,669
TOTAL INVESTMENTS—103.6%
(Cost $162,109,073)		174,286,550
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.6)%		(6,121,586)
NET ASSETS—100.0%		$168,164,964

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2020, the market value of securities on loan was $12,479,708.
(b)	The rate shown is as of May 31, 2020.

Industry classifications may be different than those used for compliance monitoring purposes

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Bermuda	$2,176,426	$2,176,426	$-	$-	$-
Canada	2,351,238	2,351,238	-	-	-
Denmark	795,707	-	795,707	-	-
France	15,749,818	-	15,749,818	-	-
Germany	8,806,090	-	8,806,090	-	-
Greece	903,832	-	903,832	-	-
Ireland	2,854,434	-	2,854,434	-	-
Italy	1,254,683	-	1,254,683	-	-
Japan	12,838,350	-	12,838,350	-	-
Macao	436,418	-	436,418	-	-
Netherlands	4,031,351	1,345,880	2,685,471	-	-
Singapore	2,376,730	-	2,376,730	-	-
South Korea	3,046,900	1,548,397	1,498,503	-	-
Sweden	3,364,496	-	3,364,496	-	-
Switzerland	7,037,011	-	7,037,011	-	-
United Kingdom	11,037,863	-	11,037,863	-	-
United States	85,399,086	85,399,086	-	-	-
Preferred Stock
Brazil	608,161	608,161	-	-	-
South Korea	901,742	-	901,742	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	5,322,545	-	-	-	5,322,545
Short-Term Investments	2,993,669	2,993,669
Total Assets	$174,286,550	$96,422,857	$72,541,148	$-	$5,322,545

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.